Investments in Affiliates and Available-for-Sale Securities (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended					5 Months Ended	6 Months Ended
	Feb. 28, 2015	Jun. 30, 2017	Mar. 31, 2017	Mar. 20, 2017	Mar. 16, 2017	Jun. 30, 2016	Jun. 08, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/earnings of affiliated companies		$ (3,775)				$ 3,424		$ 1,307	$ 16,376
Investments in affiliates		$ 189,195				388,772		$ 189,195	388,772	$ 160,071
Common stock par value | $ / shares		$ 0.0001						$ 0.0001		$ 0.0001
Navios Revolving Loans I Transfer
Schedule Of Equity Method Investments [Line Items]
Proceeds from transfer of debt					$ 4,050
Consideration received					$ 33,473
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings			2.00%	2.00%
Common Units issued in public offering			1,200,442
Payments to acquire investment			$ 110	$ 2,048
Stock Issued During Period Shares New Issues | shares				47,795,000
Equity in net (losses)/earnings of affiliated companies		$ 473				473		$ 946	887
Private placement of units to Navios Holdings			2,040,000
Partners capital account units acquisitions | shares			66,131	975,408
Common stock par value | $ / shares				$ 2.1
Issuance of common stock				$ 100,369
Navios Partners | Navios Revolving Loans I Transfer
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings					2.00%
Payments to acquire investment					$ 468
Stock Issued During Period Shares New Issues | shares					13,076,923
Partners capital account units acquisitions | shares					266,876
Navios Containers
Schedule Of Equity Method Investments [Line Items]
Equity in net (losses)/earnings of affiliated companies		88
Investments in affiliates		$ 5,088						$ 5,088
Price per share offered							$ 5
Proceeds from private placement of units to Navios Holdings							$ 50,288
Investements on the equity							$ 5,000
Ownership interest							9.90%
Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Ownership interest							1.70%
Warrants, Expected term							5 years
Exercise price							$ 5
Common units | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering							10,057,645
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering	4,600,000
Proceeds From Issuance Of Common Limited Partners Units	$ 60,214
Proceeds from private placement of units to Navios Holdings	$ 14,967
Navios Partners | Navios Containers
Schedule Of Equity Method Investments [Line Items]
Ownership percentage							59.70%
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent							$ 30,000
Navios Partners | Navios Containers | Warrants
Schedule Of Equity Method Investments [Line Items]
Ownership percentage							6.80%
Navios Partners | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | Private placement | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings								2.00%
General Partner units held by Navios Holdings		3,008,908						3,008,908
Common units held by Navios Holdings		28,421,233						28,421,233
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 109,751						$ 109,751		$ 112,417
Equity in net (losses)/earnings of affiliated companies		2,432				(2,421)		3,339	(1,467)
Investments in affiliates		58,475						58,475		24,033
Dividends received		$ 0				0		$ 0	0
Ownership percentage of Navios Holdings		20.90%						20.90%
Market value of the investment		$ 49,974						$ 49,974
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates		147						147		105
Dividends received		$ 55				85		$ 55	85
Ownership percentage of Navios Holdings		35.00%						35.00%
Ownership Interest								50.00%
Profit Sharing Arrangement								Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		$ 115,562						$ 115,562		140,131
Equity in net (losses)/earnings of affiliated companies		(6,507)				5,474		(2,575)	17,038
Investments in affiliates		114,189						114,189		$ 124,062
Dividends received		$ 3,649				$ 3,649		$ 7,298	$ 7,298
Ownership percentage of Navios Holdings		46.20%						46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition								43.40%
Market value of the investment		$ 107,277						$ 107,277
Recognision of impairment losses								$ 22,603